Derivatives - Hedge accounting (Details) - SEK (kr) kr in Millions	Sep. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	kr 8,019	kr 7,803
Liabilities Fair Value	22,626	16,480
Derivatives
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	453,993	397,465
Interest rate-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	5,064	3,781
Liabilities Fair Value	10,727	9,132
Interest rate-related contracts | Derivatives
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	288,804	245,788
Currency-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	2,745	3,772
Liabilities Fair Value	10,862	6,879
Currency-related contracts | Derivatives
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	150,998	139,614
Equity-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	210	250
Liabilities Fair Value	866	303
Equity-related contracts | Derivatives
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	16,103	13,246
Contracts related to commodities, credit risk, etc.
Disclosure of detailed information about financial instruments [line items]
Liabilities Fair Value	171	166
Contracts related to commodities, credit risk, etc. | Derivatives
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	kr (1,912)	kr (1,183)